Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Trade creditors	$ 95.1	$ 94.0
Accrued interest	5.8	0.5
Other creditors and accruals	48.7	47.5
Total accounts payable and accrued liabilities	$ 149.6	$ 142.0